Held for Sale and Discontinued Operations - Summary of Insurance Contract by Type (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance	€ 176,120	€ 176,120
Opening net balance	176,083	176,083
Closing net balance		177,262	€ 176,083
Closing assets		185	36
Ending balance		177,446	176,120
Insurance contracts PAA - by type [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance	439	439
Opening net balance	439	439
Closing net balance		39	439
Ending balance		39	439
Discontinued operations [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance	52,037	52,037	71,041
Opening net balance	52,037	52,037	71,041
Insurance revenue	(1,232)		(2,577)
Incurred claims and other insurance service expenses	1,156		2,311
Amortization of insurance acquisition cash flows	2		2
Losses (and reversals of losses) on onerous contracts	7		84
Insurance service expenses	1,166		2,397
Insurance service result	(67)		(180)
Insurance finance (income) / expenses (P&L and OCI)	1,103		(16,796)
Cash flows	(858)		(2,001)
Contracts disposed during the period			(27)
Closing net balance	52,215		52,037
Closing assets	0		0
Ending balance	52,215		52,037
Discontinued operations [member] | Excluding loss component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance	51,983	51,983	71,041
Opening net balance	51,983	51,983	71,041
Insurance revenue	(1,232)		(2,577)
Amortization of insurance acquisition cash flows	2		2
Insurance service expenses	2		2
Investment components	(313)		(736)
Insurance service result	(1,543)		(3,312)
Insurance finance (income) / expenses (P&L and OCI)	1,104		(16,770)
Cash flows	614		1,051
Contracts disposed during the period			(27)
Closing net balance	52,158		51,983
Ending balance	52,158		51,983
Discontinued operations [member] | Loss recovery component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance	54	54
Opening net balance	54	54
Incurred claims and other insurance service expenses	(2)		(4)
Losses (and reversals of losses) on onerous contracts	7		84
Insurance service expenses	5		79
Insurance service result	5		79
Insurance finance (income) / expenses (P&L and OCI)	(1)		(26)
Closing net balance	58		54
Ending balance	58		54
Discontinued operations [member] | Incurred claims [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Incurred claims and other insurance service expenses	1,159		2,316
Insurance service expenses	1,159		2,316
Investment components	313		736
Insurance service result	1,471		3,052
Cash flows	(1,471)		(3,052)
Discontinued operations [member] | Insurance contracts PAA - by type [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance	554	554	627
Opening net balance	554	554	627
Insurance revenue	(167)		(330)
Incurred claims and other insurance service expenses	75		74
Amortization of insurance acquisition cash flows	4
Adjustments to liabilities for incurred claims	82		233
Insurance service expenses	162		306
Investment components			0
Insurance service result	(6)		(24)
Insurance finance (income) / expenses (P&L and OCI)	7		(110)
Cash flows	77		61
Closing net balance	633		554
Closing assets	0		0
Ending balance	633		554
Discontinued operations [member] | Insurance contracts PAA - by type [member] | Excluding loss component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance	15	15	16
Opening net balance	15	15	16
Insurance revenue	(167)		(330)
Amortization of insurance acquisition cash flows	4
Insurance service expenses	4
Insurance service result	(163)		(330)
Cash flows	220		329
Closing net balance	71		15
Ending balance	71		15
Discontinued operations [member] | Insurance contracts PAA - by type [member] | Loss recovery component [member] | Best estimate liability [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance	532	532	601
Opening net balance	532	532	601
Incurred claims and other insurance service expenses	74		74
Adjustments to liabilities for incurred claims	83		235
Insurance service expenses	156		309
Investment components			0
Insurance service result	156		309
Insurance finance (income) / expenses (P&L and OCI)	7		(110)
Cash flows	(143)		(268)
Closing net balance	553		532
Closing assets			0
Ending balance	553		532
Discontinued operations [member] | Insurance contracts PAA - by type [member] | Incurred claims [member] | Risk adjustment [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance	7	7	10
Opening net balance	7	€ 7	10
Incurred claims and other insurance service expenses	2
Adjustments to liabilities for incurred claims			(3)
Insurance service expenses	2		(3)
Investment components			0
Insurance service result	2		(3)
Closing net balance	9		7
Ending balance	€ 9		€ 7